Operations of the Bank	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Operations of the Bank
2.	OPERATIONS OF THE BANK

2.1	Agreement with the Misiones Provincial Government
The Bank and the Misiones Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a five-year term since January 1, 1996, as the Provincial Government’s exclusive financial agent as well as revenue collection and obligation payment agent.
On November 25, 1999, December 28, 2006 and October 1, 2018, extensions to such agreement were agreed upon, making it currently effective through December 31, 2029.
As of December 31, 2025 and 2024, the deposits held by the Misiones Provincial Government with the Bank amounted to 67,764,686 and 127,803,763 (including 21,018,215 and 16,328,811 related to court deposits), respectively.

2.2	Agreement with the Salta Provincial Government
The Bank and the Salta Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a ten-year
term since March 1, 1996, as the Provincial Government’s exclusive financial agent as well as revenue collection and obligation payment agent.
On February 22, 2005, and August 22, 2014, extensions to such agreements were agreed upon, making it currently effective through February 28, 2026. As of the date of issuance of these consolidated Financial Statements, the agreement extension is under negotiation.
As of December 31, 2025 and 2024, the deposits held by the Salta Provincial Government with the Bank amounted to 99,719,445 and 75,824,758 (including 15,990,853 and 21,124,581, related to court deposits), respectively.
Additionally, the Bank granted loans to the Salta Provincial Government and the Municipality of Salta City as of December 31, 2025 and 2024 for an amount of 7,572 and 6,545, respectively.

2.3	Agreement with the Jujuy Provincial Government
The Bank and the Jujuy Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a ten-year
term since January 12, 1998, as the Provincial Government’s exclusive financial agent as well as revenue collection and obligation payment agent.
On April 29, 2005, July 8, 2014 and September 26, 2024, extensions to such agreement were agreed upon, making it currently effective through September 30, 2034.
As of December 31, 2025 and 2024, the deposits held by the Jujuy Provincial Government with the Bank amounted to 90,296,145 and 66,339,123 (including 19,978,211 and 16,181,173, related to court deposits), respectively.
Additionally, the Bank granted loans to the Jujuy Provincial Treasury as of December 31, 2025 and 2024 for an amount of 38,373 and 6,003, respectively.

2.4	Agreement with the Tucumán Provincial Government
The Bank acts as an exclusive financial agent and as revenue collection and obligation payment agent of the Tucumán Provincial Government, the Municipality of San Miguel de Tucumán and the Municipality of Yerba Buena. The services agreements with the Provincial and Municipal Governments are effective through years 2031, 2030 and 2028, respectively. As established in the original agreement, the service agreement with the Municipality of San Miguel de Tucumán was extended until 2028.
As of December 31, 2025 and 2024, the deposits held by the Tucumán Provincial Government, the Municipality of San Miguel de Tucumán and the Municipality of Yerba Buena with the Bank amounted to 154,647,491 and 431,923,584 (including 65,540,250 and 55,528,601, related to court deposits), respectively.
Additionally, the Bank granted loans to the Tucumán Provincial Government and the Municipalities of San Miguel de Tucumán and Yerba Buena as of December 31, 2025 and 2024 for an amount of 80,967,210 and 77,241, respectively.